Government Bonds, And Other Assets - Summary of Other Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Aug. 18, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Restricted Cash		$ 19,834,399		$ 17,119,599
Guarantees		11,281,010		4,288,778
Payments in advance		3,846,363		4,029,445
Insurance		1,932,648		1,922,587
Other		1,428,371		368,366
Total other assets	$ 2,132,990	38,322,791		27,728,775
Restricted cash as collateral for financing transactions		16,637,164	$ 6,375,020	3,197,220
Restricted cash, judicial seizures		$ 14,972,193		$ 2,417,406